Statement on the true and fair view of the consolidated financial statements and the fair overview of the management report	6 Months Ended
Jun. 30, 2026
General Information [Abstract]
Statement on the true and fair view of the consolidated financial statements and the fair overview of the management report	Statement on the true and fair view of the
consolidated financial statements and the fair overview of the management report
Mr. Patrick De Brabandere, Chairperson of the Supervisory Board, Mr. Alexander Saverys, CEO and Mr.
Ludovic Saverys, CFO, hereby certify that, to the best of their knowledge, (a) the condensed consolidated interim financial statements as of June 30, 2026 and for the six-month period then ended, which have been prepared in accordance with IAS 34 “Interim Financial Reporting” as issued by the IASB and as adopted by the European Union, give a true and fair view of the assets, liabilities, financial position and results of CMB.TECH NV and the entities included in the consolidation, and (b) the interim management report includes a true and fair overview of the information required to be included therein under Article
13 §5 and §6 of the Royal Decree of November 14, 2007 on the obligations of issuers of financial instruments admitted to trading on a regulated market.